Convertible debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible debt
Convertible debt
8.	Convertible debt:

	Series 1	Series 2	VRB
	Convertible	Convertible	Convertible
	Notes (Note a)	Notes (Note a)	bond (Note b)	Total

Balance at December 31, 2020	$—	$—	$—	$—
Debt issuance	48,621	—	22,857	71,478
Interest expense	—	—	483	483
Change in fair value	200	—	—	200
Balance at September 30, 2021	$48,821	$—	$23,340	$72,161

Balance at December 31, 2021	$54,975	$—	$23,857	$78,832
Debt issuance	—	86,200	—	86,200
Interest expense	—	—	1,541	1,541
Change in fair value	8,709	10,256	—	18,965
Conversion to common stock	(63,684)	(96,456)	—	(160,140)
Balance at September 30, 2022	$—	$—	$25,398	$25,398
(a)	Ivanhoe Electric convertible notes:
(i)	Series 1 Convertible Notes:

Between August 3, 2021 and November 17, 2021, the Company completed a financing which included the issuance of $50.0 million aggregate principal amount of unsecured convertible promissory notes (“Series 1 Convertible

Notes”). Upon completion of the Company’s IPO on June 30, 2022, the Series 1 Convertible Notes, including accrued interest of $0.9 million, were automatically converted into 5,419,923 shares of common stock of the Company at a conversion price of $9.39 per share (Note 9).

(ii)Series 2 Convertible Notes:

On April 5, 2022, the Company completed a financing in which it issued $86.2 million aggregate principal amount of unsecured convertible promissory notes (“Series 2 Convertible Notes”).

The Series 2 Convertible Notes were unsecured and bore interest at 3% per annum, in arrears and payable on the maturity date of July 31, 2023.

Upon completion of the Company’s IPO on June 30, 2022, the Series 2 Convertible Notes, including accrued interest of $0.6 million, were automatically converted into 8,209,035 shares of common stock of the Company at a conversion price of $10.58 per share being a 10% discount to the gross price per share at which common stock was sold in the IPO (Note 9).

The convertible notes along with their embedded features did not contain any equity components, and therefore were recognized as a liability on issuance. The Company elected to measure the convertible notes at fair value, with subsequent changes in fair value recorded in net loss.

(b)	VRB Convertible bond:

On July 8, 2021, VRB issued a convertible bond for gross proceeds of $24.0 million. The bond has a five-year term and interest accrues at a rate of 8% per annum.

The Company has accounted for the convertible bond as a debt instrument accounted at amortized cost.

16.	Convertible debt:

	Ivanhoe
	Electric	VRB
	Convertible	Convertible
	Notes	bond
	(Note a)	(Note b)	Total
Balance at December 31, 2020	$—	$—	$—
Debt issuance	49,999	22,857	72,856
Finance expense	405	1,000	1,405
Change in fair value	4,571	—	4,571
Balance at December 31, 2021	$54,975	$23,857	$78,832

(a)	Ivanhoe Electric convertible notes:

In August, September and November 2021, Ivanhoe Electric completed a financing whereby it raised $60.0 million of gross proceeds by issuing:

(i)	4,015,990 shares of Ivanhoe Electric common stock for gross proceeds of $10.0 million (Note 17(a)); and
(ii)	$50.0 million aggregate principal amount of Ivanhoe Electric unsecured convertible promissory notes (“Convertible Notes”).

The key terms of the convertible notes are as follows:

The convertible notes are unsecured and bear interest at 2% per annum, in arrears and payable only on the maturity date of July 31, 2023. The notes convert on the consummation of a qualifying Ivanhoe Electric IPO. A qualifying IPO means the Company’s common stock is listed for trading on an internationally recognized stock exchange and the gross proceeds are at least $25.0 million.

If a qualifying IPO occurs, the convertible notes, including any accrued but unpaid interest, will automatically convert into shares of Ivanhoe Electric’s common stock at a price per share equal to the lesser of:

●	90% (or, if the closing date of the IPO occurs after February 28, 2022, 80%) of the gross price per share at which common stock is sold in the IPO; and
●	$9.39 per share of common stock.

In the event the notes reach maturity, Ivanhoe Electric has the option, at its sole discretion, to convert some or all of the outstanding balance owed into shares of Ivanhoe Electric, at a price per share that is 80% of the higher of:

●	the price per share of Ivanhoe Electric common stock equal to the last equity financing completed by Ivanhoe Electric (that is not a qualifying Ivanhoe Electric IPO), and
●	$2.49 per share of Ivanhoe Electric common stock.

The convertible notes along with their embedded features do not contain any equity components, and therefore have been presented as a liability. The Company has elected to measure the convertible notes at fair value, with subsequent changes in fair value recorded in the statement of consolidated and combined loss.

Transaction costs attributable to the convertible notes of $1.6 million were recorded in the statement of consolidated and combined loss on recognition.

The Company has elected to carry the Ivanhoe Electric convertible notes on the basis of fair value with changes recorded in income, except with respect to changes in value caused by changes in the Company’s own credit risk. There were no significant changes in the Company’s own credit risk from issuance to December 31, 2021 affecting the fair value of the convertible debt. Interest expense is recorded in interest expense, net in the consolidated and combined carve-out statement of loss.

The fair value of the convertible notes is calculated using the probability-weighted expected return method. Assumptions used in the valuation of the convertible notes are as follows:

December 31, 2021
Risk free interest rate	0.48% to 1.35%
Historical volatility	75%
Dividend yield	0%

The Company’s share price is also a significant assumption in the valuation of the convertible debt. Management have exercised significant judgment in determining the share price at December 31, 2021. In its evaluation, management considered the most recent issuance of common stock and any business developments since the last valuation. A 10% change in the share price assumption would have the following impact on the fair value of the convertible notes at December 31, 2021:

		10% increase	10% decrease
	Fair	in share	in share
	value	price	price
Convertible notes	$54,975	$55,390	$54,829

The convertible notes include covenants, including a requirement that we observe restrictions on dispositions of property, changes in our business, mergers or acquisitions, incurring indebtedness, and distributions or investments

(b)	VRB Convertible bond:

On July 8, 2021, VRB issued a convertible bond for gross proceeds of $24.0 million. The bond has a five year term and interest accrues at a rate of 8% per annum.

Prior to the maturity date, the convertible bond is automatically converted into equity of VRB upon an equity financing or sale event, at a price per share equal to the lower of:

●	the transaction price of the equity financing or sale event; and
●	the valuation cap price of $158.0 million divided by the total shares outstanding at the time of the event. If no equity financing or sale event occurs, VRB must repay the outstanding principal and interest on maturity.

The Company has accounted for the convertible bond, including its embedded features, as a debt instrument accounted at amortized cost, as it was determined the embedded features are not required to be bifurcated.

Directly attributable transaction costs of $1.1 million were recorded against the carrying value of the debt and are amortized using the effective interest method at a rate of 9.1%.

The book value of the VRB convertible debt approximates fair value as VRB’s operations are early stage and there have been no significant changes to the business since the issuance date. The fair value determination is a level 3 assessment.